Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other accounts payable and accrued expenses	$ 659	$ 660
Provisions	558	399
Contract liabilities with customers (note 4)	369	269
Interest payable	96	89
Other current liabilities	$ 1,682	$ 1,417